RELATED PARTY TRANSACTIONS - SwissMarine (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2019	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues			$ 409,900,000	$ 581,849,000
Repayment of loans receivable from related parties			925,000	5,350,000
Other receivables			8,418,000			$ 10,784,000
SwissMarine
Related Party Transaction [Line Items]
Revenues			300,000	$ 2,000,000	$ 10,700,000
Subordinated shareholder loan, term					5 years
Variable interest rate (percent)					2.00%
Proceeds from repayments of shareholder loan - principal portion	$ 5,350,000
Repayment of loans receivable from related parties		$ 5,350,000
Other receivables			$ 0